Lease - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease
Expense relating to short-term and low-value leases	$ 28	$ 5	$ 28	$ 8
Interest expense on lease liabilities	36	26	20	50
Total	$ 64	$ 31	$ 48	$ 58